BENEFIT PLANS (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Domestic
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 187,124	¥ 177,562
Service cost	11,807	11,457	¥ 10,049
Interest cost	1,803	1,709	2,324
Actuarial (gain) loss	5,909	(962)
Benefits paid	(7,262)	(6,545)
Acquisitions of Business		4,469
Plan Amendment	(1,528)
Other	515	(566)
Benefit obligations at end of year	198,368	187,124	177,562
Change in plan assets:
Fair value of plan assets at beginning of year	183,003	166,697
Actual return on plan assets	9,692	7,052
Employer contribution	11,957	14,580
Benefits paid	(7,254)	(6,417)
Acquisitions of Business		1,091
Fair value of plan assets at end of year	197,398	183,003	166,697
Funded status	(970)	(4,121)
Foreign
Change in benefit obligations:
Benefit obligations at beginning of year	51,679	46,504
Service cost	543	487	348
Interest cost	2,021	1,912	1,667
Plan participants' contributions	5	9
Actuarial (gain) loss	9,500	(1,878)
Benefits paid	(3,756)	(2,497)
Foreign exchange adjustment	2,029	7,205
Other	(31)	(63)
Benefit obligations at end of year	61,990	51,679	46,504
Change in plan assets:
Fair value of plan assets at beginning of year	29,999	24,209
Actual return on plan assets	3,069	2,332
Employer contribution	2,051	1,153
Plan participants' contributions	5	9
Benefits paid	(2,441)	(1,244)
Foreign exchange adjustment	3,383	3,603
Other expenses	(17)	(63)
Fair value of plan assets at end of year	36,049	29,999	¥ 24,209
Funded status	¥ (25,941)	¥ (21,680)